Note 11 - Preferred Stock and Common Stock Transactions (Details) (USD $)	0 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended								208 Months Ended	12 Months Ended				12 Months Ended				6 Months Ended	12 Months Ended													16 Months Ended	6 Months Ended	12 Months Ended
	Jun. 11, 2013	Nov. 03, 2005	Aug. 27, 2013	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2000	Dec. 31, 2013	Dec. 31, 2012 Series 2009 Preferred Stock [Member]	Dec. 31, 2013 Series 2006 Preferred Stock [Member]	Jun. 30, 2013 Chief Executive Officer [Member] Series 2006 Preferred Stock [Member]	Dec. 31, 2012 Chief Executive Officer [Member] Series 2006 Preferred Stock [Member]	Dec. 31, 2013 Officer [Member]	Dec. 31, 2012 Gifford Mabie [Member]	Jun. 30, 2013 Series 2006 Preferred Stock [Member]	Dec. 31, 2012 Series 2006 Preferred Stock [Member]	Jun. 30, 2014 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 2008 Common Stock [Member]	Dec. 31, 2006 Common Stock [Member]	Dec. 31, 2005 Common Stock [Member]	Dec. 31, 2004 Common Stock [Member]	Dec. 31, 2003 Common Stock [Member]	Dec. 31, 2002 Common Stock [Member]	Dec. 31, 2001 Common Stock [Member]	Dec. 31, 1998 Common Stock [Member]	Dec. 31, 1997 Common Stock [Member]	Jun. 30, 2014 Converted into Shares [Member]	Dec. 31, 2013 Converted into Shares [Member]	Dec. 31, 2013 Warrants and Options Exercised [Member]	Dec. 31, 2012 Warrants and Options Exercised [Member]	Dec. 31, 2013 Stock Issued as Collateral [Member]
Note 11 - Preferred Stock and Common Stock Transactions (Details) [Line Items]
Preferred Stock, Shares Outstanding				1,000,000	1,000,000	1,000,000							1,000,000			1,000,000	1,000,000			1,000,000	1,000,000
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)															$ 0.001					$ 0.001
Convertible Preferred Stock, Shares Issued upon Conversion				1
Preferred Stock, Voting Rights				The holders of Preferred Stock are entitled to 125 votes for each share of common stock into which their Preferred Stock is then convertible (currently 1 share), voting together with our common stock as a single class. Cumulative voting is not permitted.	125
Common Stock, Voting Rights				Upon conversion of a share of Preferred Stock, each share of common stock issued upon the conversion will be entitled to only one (1) vote per share.	one
Stock Issued During Period, Shares, Issued for Services						2,751,229									8,792,748			1,378,004				1,000,000
Stock Issued During Period, Value, Issued for Services (in Dollars)					$ 609,977							$ 405,000						$ 104,980				$ 36,000
Stock Issued During Period Shares Accounts Payable Settlement																						1,288,250	4,416,617
Stock Issued During Period Value Accounts Payable Settlement (in Dollars)					250,474																	33,265	4,417
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				(1,000,000)	2,500,000	575,000																1,000,000								90,000	293,300	57,000	100,341
Stock Issued During Period, Value, Stock Options Exercised (in Dollars)									45,000	254,100	140,700											20,000								90	293	57	100
Debt Conversion, Converted Instrument, Shares Issued					13,753,045	13,669,072																	13,753,045	13,669,072	3,191,367	399,441	667,000	271,491						2,500	2,241	3,225	40,099,419
Debt Conversion, Converted Instrument, Amount (in Dollars)				345,350		1,420,446
Debt Instrument, Convertible, Beneficial Conversion Feature (in Dollars)				297,819	170,639	237,774	94,624
Stock Repurchased and Retired During Period, Shares														500,000
Unsold Shares																		63,586
Accrued Salaries (in Dollars)				671,280	418,440	143,167							418,440					28,713
Increase (Decrease) in Accrued Liabilities (in Dollars)					27,441
Share Price (in Dollars per share)					$ 0.02								$ 0.02
Proceeds from Warrant Exercises (in Dollars)								6,000		72,100																			300		73								127,000
Stock Issued During Period, Shares, New Issues	250,000				100,000														400,000																				2,500,000	1,235,000	9,375,000
Proceeds from Issuance of Common Stock (in Dollars)						12,500							8,163,410
Interest Expense, Debt (in Dollars)																																						366,999
Treasury Stock, Shares, Retired			266,666																				266,666
Stock Issued During Period, Value, New Issues (in Dollars)		625,066				516,111													140,560																					258,275
Stockholders' Equity Note, Subscriptions Receivable (in Dollars)				$ 71,000	$ 71,000	$ 71,000							$ 71,000																											$ 46,000